SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Costs relating to proxy contest and leadership changes and related matters) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 29, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Proxy contest and leadership changes and related matters			$ 82,700	$ 6,300
Advisory fees			36,700
Termination benefits expense			21,600
Accelerated vesting expense	$ 12,000		12,300
Key management personnel compensation			64,263	28,956
Short-term employee benefits			10,964	5,950
Share-based payments			53,577	$ 18,376
Incremental costs			8,700
Expense from share-based payment transactions			3,800
Incremental fair value granted, modified share-based payment arrangements			8,600
Advisory, legal and other expenses			3,000
Mr. Bajaj
Disclosure of attribution of expenses by nature to their function [line items]
Expense from cash-settled share-based payment transactions			2,500
Mr. Chamandy
Disclosure of attribution of expenses by nature to their function [line items]
Termination benefits expense		$ 9,800
Key management personnel compensation			8,900
Short-term employee benefits			1,700
Share-based payments		$ (6,000)	17,000
Run-Off Insurance Policy
Disclosure of attribution of expenses by nature to their function [line items]
Incremental costs			4,800
Special Board Meeting Fee Payments
Disclosure of attribution of expenses by nature to their function [line items]
Incremental costs			600
Increase In Value Of Deferred Share Units Liability
Disclosure of attribution of expenses by nature to their function [line items]
Incremental costs			$ 3,300